Commitments - Schedule of Lease Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Lease Expenses [Line Items]
Lease expenses	$ 272	$ 170	$ 119
Cost of revenue [Member]
Schedule of Lease Expenses [Line Items]
Lease expenses	6	5	4
Research and development expenses [Member]
Schedule of Lease Expenses [Line Items]
Lease expenses	176	115	83
Sales and marketing expenses [Member]
Schedule of Lease Expenses [Line Items]
Lease expenses	54	19	11
General and administrative expenses [Member]
Schedule of Lease Expenses [Line Items]
Lease expenses	$ 36	$ 31	$ 21